UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—December 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2021
Vanguard Market Neutral Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	4
Performance Summary	6
Financial Statements	8

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2021, Vanguard Market Neutral Fund returned 23.24% for Investor Shares and 23.39% for Institutional Shares. It outperformed its mandate of beating the returns of 3-month U.S. Treasury bills, which gained 0.05%.
•	The U.S. economy continued to heal over the 12 months. Vaccination programs started rolling out shortly after the year began, helping hard-hit sectors such as hospitality, leisure, and travel begin to rebound, and more workers returned to the labor force. U.S. stocks performed strongly even with the spread of new COVID-19 variants, a surge in inflation, and Federal Reserve monetary policy turning less accommodative.
•	Information technology, health care, and consumer discretionary were the strongest performing sectors on a relative basis. Holdings in communication services and real estate detracted.
•	For the decade ended December 31, the fund produced an average annual return of 1.30% for Investor Shares and 1.38% for Institutional Shares, outperforming its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.45%	26.21%	18.43%
Russell 2000 Index (Small-caps)	14.82	20.02	12.02
Russell 3000 Index (Broad U.S. market)	25.66	25.79	17.97
FTSE All-World ex US Index (International)	8.36	13.66	9.89
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.54%	4.79%	3.57%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.52	4.73	4.17
FTSE Three-Month U.S. Treasury Bill Index	0.05	0.95	1.11
CPI
Consumer Price Index	7.04%	3.53%	2.92%

Advisor’s Report
During the 12 months ended December 31, 2021, the U.S. economy continued to recover as vaccination programs rolled out. More workers returned to the workforce, and the vaccines aided some of the hardest-hit sectors, including leisure, hospitality, and travel.
This environment was attractive for U.S. stocks, which turned in a strong performance despite several headwinds such as new COVID-19 variants, surging inflation, and less accommodative monetary policy from the Federal Reserve. The Standard & Poor’s 500 Index returned 28.71% for the 12 months, while the FTSE Global All Cap ex US Index returned 8.84%. Bond yields ended the period higher.
Vanguard Market Neutral Fund returned 23.24% for Investor Shares and 23.39% for Institutional Shares. The fund achieved its mandate of exceeding the return of 3-month Treasury bills, which posted 0.05%. Please note that the fund does not try to outperform the equity market.
Although it’s important to understand how our overall performance is affected by broader macroeconomic and market factors, our approach to investing focuses on specific stock fundamentals and each stock’s expected return.
To do this, we use a strict quantitative approach to evaluate a stock’s attractiveness based on several characteristics, including high quality—healthy balance sheets and steady cash-flow generation;
management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—the ability to grow earnings year after year; strong market sentiment—market confirmation of our view; and reasonable valuation—we strive to avoid overpriced stocks. Our sixth criterion, a defensive model, evaluates heavily shorted stocks, as this can signal concerns over future company prospects.
We seek to capitalize on investor biases by taking long positions in the stocks that our model ranks high and by shorting those that score the lowest. We aim to keep your fund’s sector exposures neutral, because our research has shown that sector bets do not add value over the long term.
Our stock selection for the year helped relative performance. Nine of the 11 industry sectors added to performance, with information technology, health care, and consumer discretionary helping results most. Our choices in communication services and real estate detracted. All six of our submodels boosted relative returns, with the valuation and growth signals adding the most.
Long positions in industrial company Atkore, consumer staples company Coca-Cola Consolidated, and materials company Louisiana-Pacific added the most to results, as did short positions in consumer discretionary company Vroom and health care company BridgeBio Pharma. Short positions in financial company LendingClub, real estate company UDR, as well as information technology companies Switch, Onto Innovation, and Marvell Technology detracted most.
We remain committed to our investment philosophy and process of identifying companies with strong, consistent fundamental growth at attractive valuations. We believe these remain the tenets of long-term investment success.
Portfolio Manager:
Cesar Orosco, CFA
Vanguard Quantitative Equity Group
January 13, 2022

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2021
	Beginning Account Value 6/30/2021	Ending Account Value 12/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,127.70	$6.86
Institutional Shares	1,000.00	1,128.70	6.55
Based on Hypothetical 5% Yearly Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,018.75	$6.51
Institutional Shares	1,000.00	1,019.06	6.21
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.28% for Investor Shares and 1.22% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Neutral Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2011, Through December 31, 2021
Initial Investment of $50,000
	Average Annual Total Returns Periods Ended December 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Market Neutral Fund Investor Shares	23.24%	-1.17%	1.30%	$56,870
Spliced Market Neutral Index	0.05	1.11	0.60	53,061
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	225,252
Spliced Market Neutral Index: Citigroup 3-Month U.S. Treasury Bill Index through March 31, 2016; FTSE 3-Month Treasury Bill Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Market Neutral Fund Institutional Shares	23.39%	-1.10%	1.38%	$5,732,848
Spliced Market Neutral Index	0.05	1.11	0.60	5,306,120
Dow Jones U.S. Total Stock Market Float Adjusted Index	25.66	17.92	16.24	22,525,162
See Financial Highlights for dividend and capital gains information.

Market Neutral Fund
Fund Allocation
As of December 31, 2021
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	2.9%	2.9%
Consumer Discretionary	9.7	10.0
Consumer Staples	4.0	4.1
Energy	3.9	3.7
Financials	12.0	12.4
Health Care	11.9	11.4
Industrials	16.4	16.1
Information Technology	19.8	19.5
Materials	7.1	7.2
Real Estate	8.0	8.1
Utilities	4.3	4.6
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements
Schedule of Investments
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (95.9%)
Communication Services (2.8%)
*,1	Cars.com Inc.	100,340	1,614
[1]	New York Times Co. Class A	30,673	1,482
[1]	News Corp. Class B	59,537	1,340
*	Yelp Inc. Class A	34,639	1,255
*	Pinterest Inc. Class A	25,809	938
*,1	Playtika Holding Corp.	48,471	838
*	Alphabet Inc. Class C	277	802
[1]	TEGNA Inc.	24,383	453
[1]	Sinclair Broadcast Group Inc. Class A	12,655	334
			9,056
Consumer Discretionary (9.3%)
[1]	Brunswick Corp.	22,107	2,227
[1]	Signet Jewelers Ltd.	19,172	1,669
[1]	Aaron's Co. Inc.	67,055	1,653
	Oxford Industries Inc.	15,751	1,599
*,1	Dave & Buster's Entertainment Inc.	41,094	1,578
[1]	Tapestry Inc.	35,566	1,444
*	Tesla Inc.	1,331	1,407
	McDonald's Corp.	4,920	1,319
*,1	Abercrombie & Fitch Co. Class A	33,890	1,180
	Winnebago Industries Inc.	13,060	978
*	Victoria's Secret & Co.	15,642	869
*	Six Flags Entertainment Corp.	20,153	858
*,1	American Axle & Manufacturing Holdings Inc.	87,622	818
*	Deckers Outdoor Corp.	2,231	817
	Hibbett Inc.	10,971	789
*	Tri Pointe Homes Inc.	28,178	786
	Travel + Leisure Co.	13,602	752
	Texas Roadhouse Inc. Class A	7,779	694
	Kohl's Corp.	13,853	684
	Columbia Sportswear Co.	6,565	640
	Starbucks Corp.	5,184	606
*	Revolve Group Inc.	10,413	584
*	Urban Outfitters Inc.	19,731	579
	Shoe Carnival Inc.	13,970	546
*,1	Gentherm Inc.	6,007	522
*,1	frontdoor Inc.	13,455	493
*,1	Ruth's Hospitality Group Inc.	20,237	403
	Dine Brands Global Inc.	5,253	398
*,1	Perdoceo Education Corp.	30,914	364
		Shares	Market Value• ($000)
[1]	Red Rock Resorts Inc. Class A	6,173	340
	Group 1 Automotive Inc.	1,727	337
*	MarineMax Inc.	5,712	337
*	Etsy Inc.	1,522	333
	Target Corp.	1,376	318
*	Fisker Inc.	20,190	318
[1]	Foot Locker Inc.	7,078	309
*,1	Fossil Group Inc.	30,044	309
*	Ulta Beauty Inc.	731	301
*	Amazon.com Inc.	85	283
*	Torrid Holdings Inc.	17,414	172
			30,613
Consumer Staples (3.9%)
	Coca-Cola Consolidated Inc.	3,860	2,390
*,1	Darling Ingredients Inc.	26,328	1,824
[1]	Vector Group Ltd.	156,248	1,794
[1]	Altria Group Inc.	29,773	1,411
	John B Sanfilippo & Son Inc.	13,864	1,250
*,1	Herbalife Nutrition Ltd.	27,440	1,123
	Spectrum Brands Holdings Inc.	6,903	702
	Costco Wholesale Corp.	1,167	662
	Molson Coors Beverage Co. Class B	13,282	616
[1]	Ingles Markets Inc. Class A	6,778	585
*	BJ's Wholesale Club Holdings Inc.	4,893	328
			12,685
Energy (3.7%)
[1]	EOG Resources Inc.	25,840	2,295
[1]	SFL Corp. Ltd.	277,095	2,258
[1]	APA Corp.	82,730	2,225
*,1	Laredo Petroleum Inc.	22,032	1,325
[1]	SM Energy Co.	39,866	1,175
*	Par Pacific Holdings Inc.	53,157	876
*	Delek US Holdings Inc.	45,072	676
*	PBF Energy Inc. Class A	47,319	614
*	Comstock Resources Inc.	52,824	427
*	Southwestern Energy Co.	57,901	270
			12,141
Financials (11.5%)
[1]	Stewart Information Services Corp.	32,670	2,605
[1]	OFG Bancorp	90,741	2,410
[1]	SLM Corp.	117,715	2,315
*	Mr Cooper Group Inc.	52,515	2,185
[1]	Ally Financial Inc.	41,410	1,971

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	Primerica Inc.	12,617	1,934
[1]	Citigroup Inc.	31,837	1,923
[1]	Equitable Holdings Inc.	56,204	1,843
[1]	CNO Financial Group Inc.	76,397	1,821
[1]	Hope Bancorp Inc.	111,871	1,646
[1]	Southside Bancshares Inc.	38,491	1,610
[1]	PacWest Bancorp	34,418	1,555
[1]	Fidelity National Financial Inc.	25,602	1,336
*	Enstar Group Ltd.	5,143	1,273
*,1	Enova International Inc.	30,444	1,247
[1]	Hancock Whitney Corp.	24,672	1,234
[1]	HomeStreet Inc.	20,735	1,078
	Goldman Sachs Group Inc.	2,461	941
[1]	NBT Bancorp Inc.	22,096	851
	Wells Fargo & Co.	16,406	787
	ProAssurance Corp.	29,953	758
*	Brighthouse Financial Inc.	14,038	727
*,1	Genworth Financial Inc. Class A	155,783	631
	Moelis & Co. Class A	6,679	417
	Piper Sandler Cos.	2,201	393
[1]	First Busey Corp.	12,815	348
	Central Pacific Financial Corp.	11,810	333
[1]	Allstate Corp.	2,820	332
	First Merchants Corp.	7,606	319
	JPMorgan Chase & Co.	1,867	296
*	Ambac Financial Group Inc.	18,084	290
[1]	First Financial Bancorp	11,764	287
			37,696
Health Care (11.4%)
[1]	McKesson Corp.	10,867	2,701
	Thermo Fisher Scientific Inc.	3,515	2,345
*,1	FibroGen Inc.	158,787	2,239
*,1	Travere Thrapeutics Inc.	67,756	2,103
[1]	HCA Healthcare Inc.	8,043	2,066
*,1	Apria Inc.	54,311	1,771
*	Sarepta Therapeutics Inc.	17,383	1,565
*,1	Community Health Systems Inc.	109,599	1,459
*,1	Agenus Inc.	443,331	1,428
*	ABIOMED Inc.	3,900	1,401
*	STAAR Surgical Co.	13,978	1,276
*,1	Alkermes plc	54,426	1,266
*,1	NextGen Healthcare Inc.	69,050	1,228
*	Figs Inc. Class A	44,201	1,218
*,1	Medpace Holdings Inc.	4,351	947
*	Seres Therapeutics Inc.	108,968	908
*,1	Myriad Genetics Inc.	32,791	905
*,1	Endo International plc	213,077	801
*,1	Tenet Healthcare Corp.	9,447	772
*	Veeva Systems Inc. Class A	3,011	769
*,1	Enanta Pharmaceuticals Inc.	10,112	756
*	Inogen Inc.	16,583	564
*,1	ACADIA Pharmaceuticals Inc.	24,028	561
*	Theravance Biopharma Inc.	49,355	545
*	Multiplan Corp.	119,114	528
*	Amneal Pharmaceuticals Inc.	93,850	450
*	AMN Healthcare Services Inc.	3,602	441
*,1	Personalis Inc.	29,719	424
*	IQVIA Holdings Inc.	1,428	403
*,1	Intercept Pharmaceuticals Inc.	24,410	398
		Shares	Market Value• ($000)
*	Amedisys Inc.	2,445	396
*	Aveanna Healthcare Holdings Inc.	52,233	386
*	ImmunoGen Inc.	48,997	364
*	Joint Corp.	5,429	357
*,1	Atara Biotherapeutics Inc.	22,395	353
*	Maravai LifeSciences Holdings Inc. Class A	7,952	333
*	LHC Group Inc.	2,159	296
*	Novavax Inc.	1,546	221
*,1	Innovage Holding Corp.	37,639	188
*,1	Bluebird Bio Inc.	13,735	137
			37,269
Industrials (15.7%)
[1]	Mueller Industries Inc.	42,615	2,530
[1]	Boise Cascade Co.	34,790	2,477
*,1	Atkore Inc.	22,162	2,464
	Robert Half International Inc.	20,933	2,335
[1]	Rush Enterprises Inc. Class A	41,626	2,316
[1]	GrafTech International Ltd.	186,523	2,207
[1]	Terex Corp.	50,165	2,205
*,1	GMS Inc.	35,644	2,143
[1]	Owens Corning	21,924	1,984
	Encore Wire Corp.	13,691	1,959
[1]	AGCO Corp.	16,522	1,917
*,1	Alaska Air Group Inc.	35,887	1,870
	ManpowerGroup Inc.	19,145	1,863
*	United Rentals Inc.	5,431	1,805
[1]	Kforce Inc.	21,715	1,633
*,1	NOW Inc.	188,918	1,613
[1]	Textainer Group Holdings Ltd.	42,688	1,524
*,1	Cornerstone Building Brands Inc.	83,081	1,449
*,1	JELD-WEN Holding Inc.	50,479	1,331
[1]	Hillenbrand Inc.	25,544	1,328
[1]	Triton International Ltd.	21,889	1,318
[1]	Costamare Inc.	96,902	1,226
*	Clean Harbors Inc.	11,530	1,150
	Heidrick & Struggles International Inc.	22,575	987
[1]	Allison Transmission Holdings Inc.	26,284	955
	Deere & Co.	2,757	945
	Emerson Electric Co.	8,960	833
	Ryder System Inc.	8,769	723
	Cummins Inc.	3,195	697
[1]	Pitney Bowes Inc.	104,137	690
[1]	UFP Industries Inc.	7,404	681
	Caterpillar Inc.	2,350	486
[1]	Primoris Services Corp.	18,448	442
[1]	Deluxe Corp.	13,634	438
	Republic Services Inc. Class A	2,679	374
[1]	REV Group Inc.	24,397	345
*,1	Meritor Inc.	6,643	165
			51,408
Information Technology (19.0%)
*,1	Axcelis Technologies Inc.	37,785	2,817
[1]	Jabil Inc.	37,922	2,668
*,1	Extreme Networks Inc.	160,719	2,523
*,1	ON Semiconductor Corp.	35,285	2,397
[1]	A10 Networks Inc.	137,028	2,272
*,1	Nutanix Inc. Class A	70,722	2,253
*	DocuSign Inc. Class A	14,583	2,221

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	GoDaddy Inc. Class A	25,793	2,189
[1]	Accenture plc Class A	5,027	2,084
*,1	Alpha & Omega Semiconductor Ltd.	33,678	2,039
[1]	TTEC Holdings Inc.	22,246	2,014
*,1	Box Inc. Class A	73,034	1,913
	Concentrix Corp.	10,579	1,890
*,1	Ultra Clean Holdings Inc.	32,484	1,863
[1]	HP Inc.	49,191	1,853
*,1	Super Micro Computer Inc.	42,045	1,848
*,1	CommScope Holding Co. Inc.	159,096	1,756
*,1	Dropbox Inc. Class A	71,434	1,753
	Microsoft Corp.	4,702	1,581
[1]	Xperi Holding Corp.	81,842	1,548
	Applied Materials Inc.	9,715	1,529
*	Cirrus Logic Inc.	16,028	1,475
*	Manhattan Associates Inc.	9,234	1,436
*,1	Western Digital Corp.	21,084	1,375
	Kulicke & Soffa Industries Inc.	20,410	1,236
*,1	Avaya Holdings Corp.	58,541	1,159
*	LiveRamp Holdings Inc.	23,873	1,145
*,1	Teradata Corp.	21,254	903
[1]	Alliance Data Systems Corp.	13,548	902
	Micron Technology Inc.	9,546	889
*,1	Domo Inc. Class B	17,736	880
*,1	Conduent Inc.	154,895	827
	Intel Corp.	16,045	826
*,1	Plantronics Inc.	25,008	734
	QUALCOMM Inc.	3,884	710
	CDW Corp.	3,226	661
	International Business Machines Corp.	4,721	631
	Lam Research Corp.	652	469
*	Pure Storage Inc. Class A	14,081	458
	KLA Corp.	995	428
*	Workday Inc. Class A	1,426	389
*,1	Cadence Design Systems Inc.	1,973	368
*	ON24 Inc.	19,608	340
*	Fabrinet	2,744	325
*	Alarm.com Holdings Inc.	3,277	278
*	Ambarella Inc.	1,357	275
			62,130
Materials (6.8%)
[1]	Louisiana-Pacific Corp.	35,426	2,776
[1]	Westlake Chemical Corp.	23,866	2,318
[1]	Steel Dynamics Inc.	35,293	2,191
	Olin Corp.	33,264	1,913
	LyondellBasell Industries NV Class A	19,186	1,770
	Packaging Corp. of America	12,133	1,652
	AdvanSix Inc.	29,595	1,398
[1]	Commercial Metals Co.	36,301	1,317
[1]	Schnitzer Steel Industries Inc. Class A	24,376	1,266
	Warrior Met Coal Inc.	46,802	1,203
[1]	Dow Inc.	18,741	1,063
*,1	Sylvamo Corp.	32,558	908
	Chemours Co.	22,386	751
	Mosaic Co.	15,081	593
*,1	O-I Glass Inc.	35,259	424
*,1	Orion Engineered Carbons SA	21,793	400
[1]	US Steel Corp.	13,535	322
		Shares	Market Value• ($000)
*,1	Koppers Holdings Inc.	6,444	202
			22,467
Real Estate (7.7%)
[1]	Apple Hospitality REIT Inc.	146,688	2,369
	Simon Property Group Inc.	14,508	2,318
[1]	PotlatchDeltic Corp.	37,892	2,282
[1]	CubeSmart	39,705	2,260
[1]	Gaming and Leisure Properties Inc.	44,869	2,183
[1]	American Assets Trust Inc.	55,670	2,089
	Life Storage Inc.	12,032	1,843
*,1	Summit Hotel Properties Inc.	174,260	1,701
[1]	Office Properties Income Trust	63,370	1,574
[1]	RLJ Lodging Trust	106,716	1,487
	Extra Space Storage Inc.	6,510	1,476
[1]	American Finance Trust Inc.	121,508	1,109
*	Douglas Elliman Inc.	78,124	898
[1]	Lamar Advertising Co. Class A	5,995	727
	EPR Properties	12,321	585
	Piedmont Office Realty Trust Inc. Class A	17,439	321
			25,222
Utilities (4.1%)
[1]	NRG Energy Inc.	58,146	2,505
	Otter Tail Corp.	32,921	2,351
[1]	AES Corp.	96,450	2,344
[1]	UGI Corp.	50,593	2,323
[1]	National Fuel Gas Co.	35,291	2,256
	Brookfield Infrastructure Corp. Class A (XNYS)	26,014	1,776
			13,555
Total Common Stocks—Long Positions (Cost $264,902)			314,242
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[2]	Vanguard Market Liquidity Fund, 0.090% (Cost $8,657)	86,577	8,657
Common Stocks Sold Short (-95.2%)
Communication Services (-2.8%)
*	Discovery Inc. Class A	(73,608)	(1,733)
*	Madison Square Garden Entertainment Corp.	(23,282)	(1,638)
*	Liberty Broadband Corp. Class C	(7,656)	(1,233)
*	Eventbrite Inc. Class A	(62,531)	(1,091)
*	Match Group Inc.	(7,511)	(993)
*	Liberty Broadband Corp. Class A	(4,439)	(714)
*	Cardlytics Inc.	(10,564)	(698)
*	Cinemark Holdings Inc.	(42,215)	(680)
*	TechTarget Inc.	(2,611)	(250)
			(9,030)
Consumer Discretionary (-9.5%)
*	Helen of Troy Ltd.	(8,489)	(2,075)
	Hasbro Inc.	(20,361)	(2,072)
*	Rivian Automotive Inc. Class A	(18,641)	(1,933)
*	Peloton Interactive Inc. Class A	(53,268)	(1,905)
	Monro Inc.	(32,635)	(1,902)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Carvana Co. Class A	(7,937)	(1,840)
*	Wynn Resorts Ltd.	(19,805)	(1,684)
*	CarMax Inc.	(12,805)	(1,668)
*	Vroom Inc.	(151,076)	(1,630)
	Murphy USA Inc.	(8,043)	(1,603)
	BorgWarner Inc.	(35,283)	(1,590)
*	Royal Caribbean Cruises Ltd.	(19,226)	(1,478)
*	Bally's Corp.	(37,383)	(1,423)
	Yum China Holdings Inc.	(26,438)	(1,318)
*	Porch Group Inc.	(76,137)	(1,187)
	Strategic Education Inc.	(14,431)	(835)
*	Callaway Golf Co.	(29,109)	(799)
*	DraftKings Inc. Class A	(26,068)	(716)
*	CarParts.com Inc.	(63,877)	(715)
	LCI Industries	(4,350)	(678)
*	GrowGeneration Corp.	(46,511)	(607)
	Installed Building Products Inc.	(3,636)	(508)
*	Latham Group Inc.	(17,381)	(435)
*	QuantumScape Corp. Class A	(12,045)	(267)
*	Lovesac Co.	(3,717)	(246)
			(31,114)
Consumer Staples (-3.9%)
	Hormel Foods Corp.	(32,144)	(1,569)
	Reynolds Consumer Products Inc.	(49,244)	(1,546)
*	Boston Beer Co. Inc. Class A	(2,822)	(1,425)
	MGP Ingredients Inc.	(15,750)	(1,339)
	Utz Brands Inc.	(83,801)	(1,337)
	McCormick & Co. Inc.	(10,455)	(1,010)
*	Freshpet Inc.	(10,561)	(1,006)
*	Celsius Holdings Inc.	(12,005)	(895)
*	Performance Food Group Co.	(12,878)	(591)
	Cal-Maine Foods Inc.	(14,247)	(527)
	Walgreens Boots Alliance Inc.	(8,695)	(454)
*	Honest Co. Inc.	(49,843)	(403)
	Kimberly-Clark Corp.	(2,238)	(320)
	Conagra Brands Inc.	(8,349)	(285)
			(12,707)
Energy (-3.5%)
	New Fortress Energy Inc. Class A	(87,059)	(2,102)
	Chesapeake Energy Corp.	(32,344)	(2,087)
	Helmerich & Payne Inc.	(61,952)	(1,468)
	International Seaways Inc.	(81,493)	(1,196)
*	Clean Energy Fuels Corp.	(140,154)	(859)
*	Green Plains Inc.	(24,583)	(855)
*	Gevo Inc.	(166,595)	(713)
*	Liberty Oilfield Services Inc. Class A	(71,552)	(694)
	Valero Energy Corp.	(7,777)	(584)
*	DMC Global Inc.	(11,285)	(447)
*	Dril-Quip Inc.	(18,212)	(358)
	Williams Cos. Inc.	(10,903)	(284)
			(11,647)
Financials (-11.8%)
	S&P Global Inc.	(5,283)	(2,493)
	Signature Bank	(7,690)	(2,487)
	Mercury General Corp.	(41,423)	(2,198)
	MarketAxess Holdings Inc.	(4,914)	(2,021)
	Capitol Federal Financial Inc.	(176,853)	(2,004)
	Community Bank System Inc.	(26,225)	(1,953)
		Shares	Market Value• ($000)
*	Trupanion Inc.	(14,214)	(1,877)
	First Financial Bankshares Inc.	(34,906)	(1,775)
	James River Group Holdings Ltd.	(60,556)	(1,745)
	Rocket Cos. Inc. Class A	(114,590)	(1,604)
	ServisFirst Bancshares Inc.	(17,357)	(1,474)
	PennyMac Financial Services Inc.	(21,118)	(1,473)
	Erie Indemnity Co. Class A	(7,156)	(1,379)
*	Palomar Holdings Inc.	(20,932)	(1,356)
	Progressive Corp.	(12,175)	(1,250)
*	Cannae Holdings Inc.	(33,512)	(1,178)
	BGC Partners Inc. Class A	(245,797)	(1,143)
	New York Community Bancorp Inc.	(83,380)	(1,018)
	Navient Corp.	(40,694)	(863)
	Eastern Bankshares Inc.	(40,391)	(815)
	RenaissanceRe Holdings Ltd.	(4,663)	(789)
*	Axos Financial Inc.	(13,660)	(764)
	First Citizens BancShares Inc. Class A	(863)	(716)
	Independent Bank Corp.	(8,080)	(659)
	B Riley Financial Inc.	(7,359)	(654)
	Cullen/Frost Bankers Inc.	(4,870)	(614)
	Apollo Global Management Inc. Class A	(6,997)	(507)
	Morningstar Inc.	(1,204)	(412)
*	BRP Group Inc. Class A	(9,760)	(352)
*	LendingTree Inc.	(2,526)	(310)
*	Selectquote Inc.	(31,206)	(283)
	Artisan Partners Asset Management Inc. Class A	(5,776)	(275)
	HCI Group Inc.	(2,456)	(205)
	Commerce Bancshares Inc.	(2,000)	(137)
			(38,783)
Health Care (-10.9%)
*	Cytokinetics Inc.	(50,279)	(2,292)
*	Ironwood Pharmaceuticals Inc. Class A	(189,723)	(2,212)
	STERIS plc	(8,920)	(2,171)
*	Alphatec Holdings Inc.	(177,470)	(2,029)
*	agilon health Inc.	(73,922)	(1,996)
*	Intra-Cellular Therapies Inc.	(37,317)	(1,953)
*	Oak Street Health Inc.	(55,538)	(1,841)
*	Health Catalyst Inc.	(39,750)	(1,575)
*	Arcus Biosciences Inc.	(32,235)	(1,305)
*	Envista Holdings Corp.	(25,008)	(1,127)
	Premier Inc. Class A	(27,206)	(1,120)
*	Coherus Biosciences Inc.	(59,889)	(956)
*	CryoPort Inc.	(15,766)	(933)
*	BioMarin Pharmaceutical Inc.	(10,341)	(914)
*	Teladoc Health Inc.	(9,412)	(864)
*	Vericel Corp.	(20,516)	(806)
*	Arrowhead Pharmaceuticals Inc.	(11,861)	(786)
*	Kodiak Sciences Inc.	(8,603)	(729)
*	Rocket Pharmaceuticals Inc.	(32,794)	(716)
*	Alignment Healthcare Inc.	(48,229)	(678)
*	Instil Bio Inc.	(38,891)	(665)
*	Arvinas Inc.	(7,805)	(641)
*	Mirati Therapeutics Inc.	(4,132)	(606)
*	Nuvation Bio Inc.	(69,581)	(591)
*	Outset Medical Inc.	(12,775)	(589)
*	Revance Therapeutics Inc.	(33,459)	(546)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Rubius Therapeutics Inc.	(53,844)	(521)
	ResMed Inc.	(1,916)	(499)
*	Novocure Ltd.	(6,466)	(485)
*	Anavex Life Sciences Corp.	(25,641)	(445)
*	Zentalis Pharmaceuticals Inc.	(4,828)	(406)
*	Avid Bioservices Inc.	(13,541)	(395)
*	Karuna Therapeutics Inc.	(2,996)	(392)
*	HealthEquity Inc.	(8,387)	(371)
*	Insmed Inc.	(12,540)	(342)
	Mesa Laboratories Inc.	(1,038)	(341)
*	LivaNova plc	(3,295)	(288)
*	Jazz Pharmaceuticals plc	(2,204)	(281)
*	Axonics Inc.	(4,202)	(235)
			(35,642)
Industrials (-15.3%)
*	WillScot Mobile Mini Holdings Corp. Class A	(64,513)	(2,635)
	Herman Miller Inc.	(64,861)	(2,542)
*	Construction Partners Inc. Class A	(76,934)	(2,263)
*	Frontier Group Holdings Inc.	(162,603)	(2,206)
*	Ameresco Inc. Class A	(25,630)	(2,087)
*	Chart Industries Inc.	(12,246)	(1,953)
	Spirit AeroSystems Holdings Inc. Class A	(43,830)	(1,889)
	L3Harris Technologies Inc.	(8,567)	(1,827)
*	Parsons Corp.	(53,638)	(1,805)
*	Trex Co. Inc.	(13,281)	(1,793)
	CSW Industrials Inc.	(14,336)	(1,733)
*	Shoals Technologies Group Inc. Class A	(68,453)	(1,663)
*	US Ecology Inc.	(51,247)	(1,637)
*	AeroVironment Inc.	(25,925)	(1,608)
	Insperity Inc.	(13,401)	(1,583)
*	Clarivate plc	(66,009)	(1,553)
	Greenbrier Cos. Inc.	(33,529)	(1,539)
	BWX Technologies Inc.	(29,775)	(1,426)
	GATX Corp.	(13,647)	(1,422)
	Westinghouse Air Brake Technologies Corp.	(15,213)	(1,401)
*	Fluence Energy Inc.	(37,071)	(1,318)
*	Hexcel Corp.	(25,379)	(1,315)
*	Sunrun Inc.	(36,918)	(1,266)
*	Mercury Systems Inc.	(20,109)	(1,107)
*	Builders FirstSource Inc.	(11,267)	(966)
*	NV5 Global Inc.	(6,701)	(926)
	KBR Inc.	(16,908)	(805)
*	Hydrofarm Holdings Group Inc.	(26,736)	(756)
*	Stericycle Inc.	(10,065)	(600)
*	Array Technologies Inc.	(37,856)	(594)
*	United Airlines Holdings Inc.	(12,678)	(555)
*	Bloom Energy Corp. Class A	(19,672)	(431)
*	TPI Composites Inc.	(27,119)	(406)
*	Air Transport Services Group Inc.	(12,462)	(366)
*	Kratos Defense & Security Solutions Inc.	(17,146)	(333)
	Air Lease Corp. Class A	(7,055)	(312)
*	PGT Innovations Inc.	(13,886)	(312)
	Enerpac Tool Group Corp. Class A	(15,057)	(305)
*	Sun Country Airlines Holdings Inc.	(10,373)	(283)
*	Gibraltar Industries Inc.	(4,026)	(268)
		Shares	Market Value• ($000)
	Healthcare Services Group Inc.	(14,111)	(251)
*	Plug Power Inc.	(8,250)	(233)
			(50,273)
Information Technology (-18.6%)
	Marvell Technology Inc.	(30,766)	(2,692)
	Switch Inc. Class A	(93,624)	(2,681)
*	Jamf Holding Corp.	(63,198)	(2,402)
*	II-VI Inc.	(34,593)	(2,364)
*	Lumentum Holdings Inc.	(22,136)	(2,341)
*	Silicon Laboratories Inc.	(11,171)	(2,306)
*	Wolfspeed Inc.	(20,192)	(2,257)
*	First Solar Inc.	(25,881)	(2,256)
*	Bill.com Holdings Inc.	(9,041)	(2,253)
*	Fiserv Inc.	(21,399)	(2,221)
*	SunPower Corp.	(101,563)	(2,120)
*	Zscaler Inc.	(6,553)	(2,106)
*	Sabre Corp.	(236,498)	(2,031)
*	PAR Technology Corp.	(37,952)	(2,003)
	Azenta Inc.	(18,618)	(1,920)
*	Ceridian HCM Holding Inc.	(18,225)	(1,904)
*	Repay Holdings Corp. Class A	(99,888)	(1,825)
*	IPG Photonics Corp.	(10,474)	(1,803)
	Cognex Corp.	(22,260)	(1,731)
*	ViaSat Inc.	(37,814)	(1,684)
	Analog Devices Inc.	(8,315)	(1,462)
*	Q2 Holdings Inc.	(18,204)	(1,446)
*	Guidewire Software Inc.	(12,399)	(1,408)
	Fidelity National Information Services Inc.	(11,748)	(1,282)
*	Rapid7 Inc.	(10,579)	(1,245)
*	Onto Innovation Inc.	(11,890)	(1,204)
*	I3 Verticals Inc. Class A	(51,734)	(1,179)
*	Synaptics Inc.	(3,195)	(925)
*	Sailpoint Technologies Holdings Inc.	(15,981)	(772)
*	nCino Inc.	(11,740)	(644)
*	E2open Parent Holdings Inc.	(55,545)	(625)
*	VeriSign Inc.	(2,288)	(581)
*	Fastly Inc. Class A	(15,289)	(542)
	Global Payments Inc.	(3,995)	(540)
	Amphenol Corp. Class A	(5,631)	(492)
	Bentley Systems Inc. Class B	(10,093)	(488)
*	3D Systems Corp.	(22,492)	(484)
*	Envestnet Inc.	(5,920)	(470)
*	Paya Holdings Inc.	(65,899)	(418)
*	ANSYS Inc.	(886)	(355)
*	TTM Technologies Inc.	(22,226)	(331)
	Visa Inc. Class A	(1,483)	(321)
	Badger Meter Inc.	(2,948)	(314)
*	Altair Engineering Inc. Class A	(3,889)	(301)
	Universal Display Corp.	(1,286)	(212)
			(60,941)
Materials (-6.8%)
*	Ranpak Holdings Corp. Class A	(68,674)	(2,581)
	Scotts Miracle-Gro Co.	(14,550)	(2,342)
	International Flavors & Fragrances Inc.	(15,005)	(2,260)
	Ashland Global Holdings Inc.	(20,798)	(2,239)
	Quaker Chemical Corp.	(8,257)	(1,906)
*	Livent Corp.	(72,716)	(1,773)
	Ball Corp.	(15,468)	(1,489)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Arconic Corp.	(42,373)	(1,399)
	AptarGroup Inc.	(9,170)	(1,123)
*	Novagold Resources Inc.	(117,905)	(809)
	Albemarle Corp.	(3,446)	(806)
	Newmont Corp.	(9,862)	(612)
*	Diversey Holdings Ltd.	(43,654)	(581)
*	Danimer Scientific Inc.	(61,728)	(526)
	Compass Minerals International Inc.	(8,591)	(439)
*	Allegheny Technologies Inc.	(24,548)	(391)
	Sherwin-Williams Co.	(1,106)	(389)
	Carpenter Technology Corp.	(10,036)	(293)
	Schweitzer-Mauduit International Inc.	(7,771)	(232)
*	Amyris Inc.	(30,801)	(167)
			(22,357)
Real Estate (-7.7%)
	UDR Inc.	(44,136)	(2,648)
*	DigitalBridge Group Inc.	(302,635)	(2,521)
	Washington REIT	(88,533)	(2,288)
*	Equity Commonwealth	(86,531)	(2,241)
	Americold Realty Trust	(63,888)	(2,095)
	Innovative Industrial Properties Inc.	(7,831)	(2,059)
	Welltower Inc.	(22,978)	(1,971)
	LTC Properties Inc.	(51,884)	(1,771)
	Newmark Group Inc. Class A	(74,283)	(1,389)
	National Health Investors Inc.	(23,364)	(1,343)
	Pebblebrook Hotel Trust	(50,594)	(1,132)
	VICI Properties Inc.	(28,917)	(871)
	Agree Realty Corp.	(11,284)	(805)
	Rexford Industrial Realty Inc.	(6,972)	(565)
	American Tower Corp.	(1,412)	(413)
*	Zillow Group Inc. Class C	(6,364)	(406)
		Shares	Market Value• ($000)
	Safehold Inc.	(4,582)	(366)
*	Mack-Cali Realty Corp.	(17,450)	(321)
			(25,205)
Utilities (-4.4%)
	Atmos Energy Corp.	(23,280)	(2,439)
	Avangrid Inc.	(46,397)	(2,314)
	CenterPoint Energy Inc.	(80,492)	(2,247)
	Ormat Technologies Inc.	(26,030)	(2,064)
	South Jersey Industries Inc.	(65,675)	(1,715)
	SJW Group	(22,849)	(1,673)
	ONE Gas Inc.	(14,834)	(1,151)
*	Sunnova Energy International Inc.	(28,824)	(805)
			(14,408)
Total Common Stocks Sold Short (Proceeds $310,134)			(312,107)
Other Assets and Other Liabilities—Net (96.7%)			316,987
Net Assets (100%)			327,779
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $181,342,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of December 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $264,902)	314,242
Affiliated Issuers (Cost $8,657)	8,657
Total Investments in Securities	322,899
Investment in Vanguard	10
Cash Segregated for Short Positions	318,883
Receivables for Investment Securities Sold	2,847
Receivables for Accrued Income	346
Receivables for Capital Shares Issued	1,263
Total Assets	646,248
Liabilities
Securities Sold Short, at Value (Proceeds $310,134)	312,107
Due to Custodian	1
Payables for Investment Securities Purchased	4,131
Payables for Capital Shares Redeemed	2,037
Payables to Vanguard	27
Accrued Dividend Expense on Securities Sold Short	163
Payables to Broker-Dealer	3
Total Liabilities	318,469
Net Assets	327,779
At December 31, 2021, net assets consisted of:

Paid-in Capital	517,883
Total Distributable Earnings (Loss)	(190,104)
Net Assets	327,779

Investor Shares—Net Assets
Applicable to 25,749,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	283,228
Net Asset Value Per Share—Investor Shares	$11.00

Institutional Shares—Net Assets
Applicable to 4,066,448 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,551
Net Asset Value Per Share—Institutional Shares	$10.96

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Year Ended December 31, 2021
($000)
Investment Income
Income
Dividends[1]	4,331
Interest[2]	2
Securities Lending—Net	2
Total Income	4,335
Expenses
The Vanguard Group—Note B
Investment Advisory Services	263
Management and Administrative—Investor Shares	217
Management and Administrative—Institutional Shares	13
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Institutional Shares	1
Custodian Fees	12
Auditing Fees	25
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	2,464
Borrowing Expense on Securities Sold Short	795
Total Expenses	3,818
Net Investment Income	517
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	93,025
Investment Securities Sold—Short Positions	(78,358)
Realized Net Gain (Loss)	14,667
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(7,989)
Investment Securities—Short Positions	54,588
Change in Unrealized Appreciation (Depreciation)	46,599
Net Increase (Decrease) in Net Assets Resulting from Operations	61,783
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	517	1,950
Realized Net Gain (Loss)	14,667	(27,332)
Change in Unrealized Appreciation (Depreciation)	46,599	(19,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,783	(44,699)
Distributions
Investor Shares	(438)	(2,025)
Institutional Shares	(88)	(565)
Total Distributions	(526)	(2,590)
Capital Share Transactions
Investor Shares	(11,669)	(128,906)
Institutional Shares	(28,931)	(66,836)
Net Increase (Decrease) from Capital Share Transactions	(40,600)	(195,742)
Total Increase (Decrease)	20,657	(243,031)
Net Assets
Beginning of Period	307,122	550,153
End of Period	327,779	307,122

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.94	$10.19	$11.62	$11.66	$12.39
Investment Operations
Net Investment Income[1]	.017	.051	.206	.108	.111
Net Realized and Unrealized Gain (Loss) on Investments	2.060	(1.229)	(1.314)	(.038)	(.717)
Total from Investment Operations	2.077	(1.178)	(1.108)	.070	(.606)
Distributions
Dividends from Net Investment Income	(.017)	(.072)	(.322)	(.110)	(.124)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.017)	(.072)	(.322)	(.110)	(.124)
Net Asset Value, End of Period	$11.00	$8.94	$10.19	$11.62	$11.66
Total Return	23.24%	-11.57%	-9.57%	0.59%	-4.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$283	$243	$408	$1,209	$1,368
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.31%	1.18%	1.46%	1.80%	1.54%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.18%	0.52%	1.90%	0.93%	0.94%
Portfolio Turnover Rate	133%	172%	141%	110%	79%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.84%, 0.98%, 1.26%, 1.60%, and 1.32%, respectively.
3	Includes borrowing expense on securities sold short of 0.27%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.90	$10.15	$11.57	$11.61	$12.34
Investment Operations
Net Investment Income[1]	.017	.057	.213	.119	.123
Net Realized and Unrealized Gain (Loss) on Investments	2.065	(1.230)	(1.305)	(.043)	(.719)
Total from Investment Operations	2.082	(1.173)	(1.092)	.076	(.596)
Distributions
Dividends from Net Investment Income	(.022)	(.077)	(.328)	(.116)	(.134)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.077)	(.328)	(.116)	(.134)
Net Asset Value, End of Period	$10.96	$8.90	$10.15	$11.57	$11.61
Total Return	23.39%	-11.58%	-9.48%	0.65%	-4.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$65	$142	$346	$332
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.25%	1.12%	1.40%	1.74%	1.46%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.17%	0.59%	1.96%	0.99%	1.02%
Portfolio Turnover Rate	133%	172%	141%	110%	79%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 0.84%, 0.98%, 1.26%, 1.60%, and 1.32%, respectively.
3	Includes borrowing expense on securities sold short of 0.27%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Neutral Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Market Neutral Fund
For the year ended December 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2021, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Market Neutral Fund
Amount ($000)
Paid-in Capital	(9)
Total Distributable Earnings (Loss)	9
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and unsettled short sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(235,104)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	45,000
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	526	2,590
Long-Term Capital Gains	—	—
Total	526	2,590
*	Includes short-term capital gains, if any.
As of December 31, 2021, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	275,926
Gross Unrealized Appreciation	90,106
Gross Unrealized Depreciation	(45,106)
Net Unrealized Appreciation (Depreciation)	45,000
E.	During the year ended December 31, 2021, the fund purchased $326,092,000 of investment securities and sold $397,577,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $408,992,000 and $422,649,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year

Market Neutral Fund
ended December 31, 2021, such purchases were $392,000 and sales were $683,000, resulting in net realized gain of $123,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	72,755	7,263	122,592	12,924
Issued in Lieu of Cash Distributions	357	33	1,906	208
Redeemed	(84,781)	(8,684)	(253,404)	(26,060)
Net Increase (Decrease)—Investor Shares	(11,669)	(1,388)	(128,906)	(12,928)
Institutional Shares
Issued	7,810	806	9,771	1,046
Issued in Lieu of Cash Distributions	28	3	240	26
Redeemed	(36,769)	(3,989)	(76,847)	(7,794)
Net Increase (Decrease)—Institutional Shares	(28,931)	(3,180)	(66,836)	(6,722)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Montgomery Funds and Shareholders of Vanguard Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Neutral Fund (constituting Vanguard Montgomery Funds, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Market Neutral Fund
This information for the fiscal year ended December 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For corporate shareholders, 100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund distributed $526,000 of qualified dividend income to shareholders during the fiscal year.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City
(business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6340 022022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2021: $25,000
Fiscal Year Ended December 31, 2020: $27,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2021: $11,244,694
Fiscal Year Ended December 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2021: $2,955,181
Fiscal Year Ended December 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended December 31, 2021: $2,047,574
Fiscal Year Ended December 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended December 31, 2021: $280,000
Fiscal Year Ended December 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2021: $2,327,574
Fiscal Year Ended December 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Montgomery Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Montgomery Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: February 18, 2022

Vanguard Montgomery Funds

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN CHIEF FINANCIAL OFFICER

Date: February 18, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.